Disaggregated Revenues - Schedule of Breakdown of Gross Profit and Gross Profit Margin (Details) - Gross Profit Margin [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 1,348,084	$ 2,309,218	$ 2,489,995
Cost of revenue	772,976	691,984	547,630
Gross profit	$ 575,108	$ 1,617,234	$ 1,942,365
Gross profit margin	42.70%	70.00%	78.00%
Customized software solutions [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 640,722	$ 1,119,210	$ 1,813,678
Cost of revenue	59,028	117,252	185,087
Gross profit	$ 581,694	$ 1,001,958	$ 1,628,591
Gross profit margin	90.80%	89.50%	89.80%
White label software [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 486,804	$ 748,770	$ 382,527
Cost of revenue	491,337	361,619	205,055
Gross profit	$ (4,533)	$ 387,151	$ 177,472
Gross profit margin	(0.90%)	51.70%	46.40%
Subscription services [Member]
Schedule of Breakdown of Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 220,558	$ 441,238	$ 293,790
Cost of revenue	222,611	213,113	157,488
Gross profit	$ (2,053)	$ 228,125	$ 136,302
Gross profit margin	(0.90%)	51.70%	46.40%